Cover	Dec. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2020
Entity Registrant Name	TRIBUNE PUBLISHING COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36230
Entity Tax Identification Number	38-3919441
Entity Address, Address Line One	160 N. Stetson Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	222-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TPCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001593195
Amendment Flag	false